Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$559,529.15

Principal:
Principal Collections	$7,174,479.21
Prepayments in Full	$3,282,270.28
Liquidation Proceeds	$190,474.21
Recoveries	$57,139.34
Sub Total	$10,704,363.04
Collections	$11,263,892.19

Purchase Amounts:
Purchase Amounts Related to Principal	$233,709.18
Purchase Amounts Related to Interest	$1,399.98
Sub Total	$235,109.16

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,499,001.35

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	39
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$11,499,001.35
Servicing Fee	$137,458.03	$137,458.03	$0.00	$0.00	$11,361,543.32
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,361,543.32
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$11,361,543.32
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,361,543.32
Interest - Class A-4 Notes	$47,782.00	$47,782.00	$0.00	$0.00	$11,313,761.32
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,313,761.32
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$11,287,198.32
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,287,198.32
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$11,265,632.32
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,265,632.32
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$11,231,091.65
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,231,091.65
Regular Principal Payment	$10,502,047.67	$10,502,047.67	$0.00	$0.00	$729,043.98
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$729,043.98
Residual Released to Depositor	$0.00	$729,043.98	$0.00	$0.00	$0.00
Total		$11,499,001.35

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$10,502,047.67
Total					$10,502,047.67
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$10,502,047.67	$109.84	$47,782.00	$0.50	$10,549,829.67	$110.34
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$10,502,047.67	$9.79	$130,451.67	$0.12	$10,632,499.34	$9.91

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$85,579,699.70	0.8950915	$75,077,652.03	0.7852489
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$159,219,699.70	0.1483805	$148,717,652.03	0.1385934

Pool Information
Weighted Average APR	4.095%	4.101%
Weighted Average Remaining Term	24.93	24.15
Number of Receivables Outstanding	16,736	16,153
Pool Balance	$164,949,637.69	$153,962,998.23
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$159,219,699.70	$148,717,652.03
Pool Factor	0.1504949	0.1404710

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$5,480,241.20
Yield Supplement Overcollateralization Amount	$5,245,346.20
Targeted Overcollateralization Amount	$5,245,346.20
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,245,346.20

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	39
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		63	$105,706.58
(Recoveries)		77	$57,139.34
Net Loss for Current Collection Period			$48,567.24
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3533%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.6431%
Second Preceding Collection Period			0.8021%
Preceding Collection Period			0.6472%
Current Collection Period			0.3655%
Four Month Average (Current and Preceding Three Collection Periods)			0.6145%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,763	$7,280,934.37
(Cumulative Recoveries)			$965,522.21
Cumulative Net Loss for All Collection Periods			$6,315,412.16
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5762%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,934.87
Average Net Loss for Receivables that have experienced a Realized Loss			$1,678.29

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.76%	310	$4,254,501.98
61-90 Days Delinquent	0.35%	40	$534,902.64
91-120 Days Delinquent	0.13%	13	$202,334.48
Over 120 Days Delinquent	0.45%	43	$691,180.10
Total Delinquent Receivables	3.69%	406	$5,682,919.20

Repossession Inventory:
Repossessed in the Current Collection Period		13	$164,708.11
Total Repossessed Inventory		20	$281,694.60

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5503%
Preceding Collection Period			0.5975%
Current Collection Period			0.5943%
Three Month Average			0.5807%

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	39

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer